COVID-19 Impact (Details) R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) R / $	Jun. 30, 2020 ZAR (R) R / $	Jun. 30, 2019 ZAR (R) R / $	Jun. 30, 2021 ZAR_per_AUD	Jun. 30, 2021 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2021 $ / oz	Jun. 30, 2020 ZAR_per_AUD	Jun. 30, 2020 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2020 $ / oz
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Closing foreign exchange rate	14.27	17.32	14.13	10.72	2.63		11.96	2.38
Foreign exchange translation gain/(loss)	R (1,234)	R 1,199	R (50)
Spot price of gold | $ / oz						1,770			1,781
Foreign exchange gain	R 670
Foreign exchange loss		R 892